Basic and Diluted Income (Loss) Per Share - Summary of Loss Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income (loss) for the year attributable to the equity holders	$ 12,453	$ 15,151	$ (1,901)
Weighted-average number of ordinary shares, basic	30,886,559	27,595,446	25,477,405
Net income (loss) per share attributable to ordinary shareholders, basic	$ 0.40	$ 0.55	$ (0.07)
Weighted-average number of ordinary shares, diluted	33,746,536	30,879,550	25,477,405
Net income (loss) per share attributable to ordinary shareholders, diluted	$ 0.37	$ 0.49	$ (0.07)